Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Unvested shares, beginning of period	0	412,916
Unvested value, beginning of period	$ 0	$ 4,637
Granted, shares	745,769
Granted, value	$ 11,318
Vested, shares	(249,902)	(412,916)
Vested, value	$ (3,790)	$ (4,637)
Unvested shares, end of period	495,867	0
Unvested value, end of period	$ 7,528	$ 0